Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of operating expenses

	2023	2022	2021

Tax installments and other tax risks	(25)	(141)	27
Restructuring expenses (i)	(374)	(315)	(263)
Gain on disposal of property and equipment(ii)	186	23	57
Others	-	(1)	11
Total	(213)	(434)	(168)
(i)	Amounts related to restructuring expenses in the Brazilian operations.
(ii)	Gain on disposal of property and equipment is mainly composed by two transactions. In June 2023, the Company entered into a Sale and Leaseback transaction, note nº 1.3 and in September 2023, the Company definitely sold the property located in Barra da Tijuca, Rio de Janeiro city, note 1.4.